Notes on the Consolidated Statements of Operations and Comprehensive Loss / Income - Reconciliation of the effective tax expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Statement [Abstract]
Income before tax from continuous operations	€ (1,956)	€ (5,658)	€ 2,405
Tax rate of the Group in %	30.00%	32.00%	30.00%
Expected tax expense (-) / income ()	€ 590	€ 1,811	€ (728)
Differences in applicable tax rate	229	(108)	50
Recognition of previously unrecognized tax losses	850	573	0
Current-year losses and for which no deferred tax is recognized	(1,997)	(2,009)	0
Share-based payment arrangements	(263)	(139)	(297)
Non-deductible expenses for tax purpose	4	(5)	0
Taxes from prior years	(604)	(10)	0
Tax rate changes	167	0	0
Trade tax additions and deductions	(53)	(29)	(9)
Sundry items	(70)	0	(98)
Effective tax expense	€ (1,147)	€ 84	€ (1,082)